PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Long service employee benefit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total obligation	Rp 10,043	Rp 9,862	Rp 8,509
Long service employee benefit obligation	Rp 0	1	Rp 1
Long Term Service Employee Benefit [Member]
Disclosure of defined benefit plans [line items]
Minimum employee working period for benefits	30 years
Total obligation	Rp 1	1
Long service employee benefit obligation	Rp 1	Rp 1
Post-employment health care benefit cost | Employee hired before November 1, 1995
Disclosure of defined benefit plans [line items]
Minimum employee working period for benefits	20 years